Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 29,275	$ 499
Valuation Technique		Discounted cash flow
Unobservable Input, Option adjusted spread		166
Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 34,240	33,373	$ 34,147
Valuation Technique		Discounted cash flow
Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 8,549,468	7,021,597	5,733,760
Valuation Technique		Discounted cash flow
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 19,931	21,164	45,229
Valuation Technique		Third-Party Vendor
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 41,204	54,906	1,332
Valuation Technique		Third-Party Vendor
Reserve at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (20,152,641)	(18,096,009)	(17,052,283)
Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (15,141,482)
Valuation Technique		Discounted cash flow
Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (2,399,597)
Valuation Technique		Discounted cash flow
Trading Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 150
Valuation Technique		Cost
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 5,826	2,350	11,583
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[1]	0.00%
Derivative Assets | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 5,826
Valuation Technique		Third-Party Vendor
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (3,702)	$ (33,812)	$ (757)
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[1]	0.00%
Derivative liability | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (3,702)
Valuation Technique		Third-Party Vendor
Minimum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		2.30%
Minimum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		62
Minimum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		214
Minimum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		0.00%
Unobservable Input, Surrenders		0.00%
Unobservable Input, Mortality		0.00%
Unobservable Input, Withdrawal Benefit Election		0.00%
Minimum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		0.50%
Unobservable Input, Mortality		0.00%
Minimum | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Minimum | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		6.00%
Maximum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		75
Maximum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		2,112
Maximum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		25.00%
Unobservable Input, Surrenders		25.00%
Unobservable Input, Mortality		100.00%
Unobservable Input, Withdrawal Benefit Election		50.00%
Maximum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		35.00%
Unobservable Input, Mortality		100.00%
Maximum | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Maximum | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Weighted Average | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		166
Weighted Average | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		70
Weighted Average | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		147
Weighted Average | Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Weighted Average | Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates		0.00%
Variable-indexed annuity | Reserve at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (2,611,562)
Valuation Technique		Contract value

[1]	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.